SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (121,901)	$ (148,013)
Tax losses	121,901
Provisions	121,901
Total deferred tax assets	2,554,134	2,618,512	2,982,658
Total deferred tax liabilities	(127,388)	(161,787)	(34,735)
Net deferred tax assets on temporary differences not brought to account	(2,426,746)	(2,456,725)	2,947,923
Total net deferred tax assets/(liabilities)		(148,013)
Brand names [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(121,901)	(148,013)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Provisions			8,004
Trade Debtor [member]
IfrsStatementLineItems [Line Items]
Provisions	222,144	58,041
Capital Raising Costs [Member]
IfrsStatementLineItems [Line Items]
Provisions	582,168	661,863	975,270
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Provisions	1,407,570	1,456,225	1,701,477
Provisions [Member]
IfrsStatementLineItems [Line Items]
Provisions	342,252	442,383	297,907
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (127,388)	$ (161,787)	$ (34,735)